Note 8 - Premises and Equipment - Components of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Premises and equipment	$ 4,861	$ 4,236
Accumulated depreciation	(2,208)	(1,895)
Premises and equipment, net	2,653	2,341
Land and Land Improvements [Member]
Premises and equipment	292	292
Building [Member]
Premises and equipment	1,568	1,553
Leasehold Improvements [Member]
Premises and equipment	584	564
Furniture and Fixtures [Member]
Premises and equipment	$ 2,417	$ 1,827